Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000136811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000136811 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000136811 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000136811 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000136811 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000136811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136811 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136811 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000136812 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000136812 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000136812 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000136812 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000136812 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000136812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136812 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136812 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000136813 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000136813 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000136813 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000136813 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000136813 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000136813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136813 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136813 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000136814 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000136814 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000136814 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000136814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000136814 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000136814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136814 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000136814 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000008064 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000008064 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008064 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000008064 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000008064 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008064 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008064 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000008066 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000008066 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008066 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000008066 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000008066 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008066 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008066 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000008063 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000008063 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000008063 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000008063 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000008063 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000008063 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000008063 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000195047 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000195047 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
C000195047 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000195047 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000195047 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000195047 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000195047 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033869 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000033869 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033869 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033869 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033869 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033869 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.80%
C000033869 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033869 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033869 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033869 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000033870 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000033870 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033870 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033870 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033870 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033870 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.80%
C000033870 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033870 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033870 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033870 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007990 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000007990 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007990 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007990 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007990 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007990 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007990 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007990 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007990 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007990 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000033533 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000033533 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033533 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033533 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033533 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033533 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.80%
C000033533 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033533 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033533 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033533 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000116218 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000116218 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116218 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.40%
C000116218 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000116218 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000116218 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.80%
C000116218 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000116218 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000116218 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000116218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000008073 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008073 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000008073 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000008073 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000008073 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000008073 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000008075 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008075 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000008075 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000008075 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000008075 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000008075 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000008072 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008072 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000008072 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000008072 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000008072 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000008072 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205202 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000205202 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000205202 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000205202 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205202 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000205202 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000100362 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000100362 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000100362 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000100362 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100362 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100362 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000100362 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	83.80%
C000100363 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000100363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000100363 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000100363 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100363 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100363 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000100363 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	83.80%
C000100364 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000100364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000100364 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000100364 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100364 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000100364 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000100364 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	83.80%
C000132280 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132280 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000132280 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000132280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000132280 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000132280 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132280 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	83.80%
C000123825 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000123825 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000123825 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000123825 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000123825 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000123825 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000123825 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123825 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123825 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000123826 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000123826 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000123826 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000123826 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000123826 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000123826 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000123826 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123826 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123826 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000123827 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000123827 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000123827 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000123827 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000123827 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000123827 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000123827 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123827 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123827 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000123828 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000123828 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000123828 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000123828 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000123828 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000123828 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000123828 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123828 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123828 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000066240 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000066240 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000066240 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000066240 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000066240 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000066240 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000066240 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000066241 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000066241 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000066241 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000066241 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000066241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000066241 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000066241 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000066239 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000066239 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000066239 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000066239 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000066239 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000066239 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000066239 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000138090 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000138090 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000138090 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000138090 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000138090 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000138090 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000138090 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000066242 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000066242 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000066242 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000066242 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000066242 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000066242 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000066242 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000138091 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000138091 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000138091 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000138091 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000138091 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000138091 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000138091 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000093101 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000093101 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093101 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093101 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000093101 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000093101 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000093101 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000093101 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000093101 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000093101 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093101 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000093102 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000093102 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093102 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093102 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000093102 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000093102 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000093102 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000093102 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000093102 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000093102 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093102 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000093103 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000093103 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093103 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093103 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000093103 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000093103 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000093103 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000093103 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000093103 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000093103 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093103 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000093104 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000093104 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093104 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093104 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000093104 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000093104 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000093104 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000093104 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000093104 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000093104 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093104 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000093105 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000093105 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093105 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093105 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000093105 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000093105 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000093105 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000093105 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000093105 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000093105 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093105 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106117 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000106117 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000106117 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000106117 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000106117 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000106117 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000106117 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000106117 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000106117 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000106117 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000106117 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123395 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000123395 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000123395 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123395 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000123396 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000123396 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000123396 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123396 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000123397 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000123397 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000123397 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123397 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210339 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000210339 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000210339 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000210339 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210339 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210339 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210338 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000210338 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000210338 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000210338 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210338 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210338 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000008122 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000008122 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000008122 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000008122 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000008122 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000008122 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000165403 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000165403 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000165403 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000165403 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000165403 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000165403 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000073382 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000073382 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000073382 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000073382 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000073382 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000073382 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000212345 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000212345 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000212345 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000212345 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000212345 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000212345 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008138 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000008138 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000008138 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008138 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008138 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000008138 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008134 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000008134 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000008134 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008134 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008134 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000008134 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225257 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000225257 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225257 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000225257 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225257 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000225257 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000115390 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000115390 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000115390 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000115390 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115390 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000115390 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008130 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000008130 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000008130 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008130 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008130 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000008130 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008135 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000008135 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000008135 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008135 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008135 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000008135 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008136 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000008136 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000008136 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008136 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008136 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000008136 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000008137 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	66.20%
C000008137 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000008137 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000008137 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000008137 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000008137 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000066702 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000066702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000066702 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000066702 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%
C000066702 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000066703 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000066703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000066703 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000066703 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%
C000066703 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000066701 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000066701 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000066701 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000066701 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%
C000066701 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000066704 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000066704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000066704 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000066704 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%
C000066704 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000123398 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000123398 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000123398 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123398 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000195119 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000195119 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000195119 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000195119 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%
C000195119 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000008127 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000008127 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000008127 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000008127 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008127 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000008127 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008123 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000008123 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000008123 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000008123 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008123 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000008123 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008124 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000008124 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000008124 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000008124 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008124 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000008124 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008125 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000008125 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000008125 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000008125 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000008125 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000008125 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008143 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000008143 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000008143 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000008143 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000008143 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008143 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000008139 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000008139 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000008139 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000008139 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000008139 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008139 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000008140 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000008140 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000008140 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000008140 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000008140 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008140 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000008141 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000008141 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000008141 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000008141 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000008141 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008141 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000008142 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000008142 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000008142 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000008142 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000008142 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008142 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000190446 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000190446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%
C000190446 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000190446 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190446 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000190446 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000090816 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000090816 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%
C000090816 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090816 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090816 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000090816 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000008060 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000008060 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000008060 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000008060 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008060 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000008060 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000008061 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000008061 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000008061 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000008061 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008061 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000008061 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000008059 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000008059 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000008059 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000008059 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008059 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000008059 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000205201 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000205201 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%
C000205201 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000205201 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205201 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000205201 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000222400 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000222400 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000222400 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000222400 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000222400 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000222400 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008121 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000008121 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000008121 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000008121 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000008121 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008121 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008117 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000008117 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000008117 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000008117 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000008117 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008117 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000225256 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000225256 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000225256 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000225256 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225256 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000225256 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000217004 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000217004 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000217004 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000217004 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000217004 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000217004 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008116 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000008116 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000008116 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000008116 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000008116 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008116 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008118 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000008118 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000008118 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000008118 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000008118 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008118 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008119 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000008119 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000008119 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000008119 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000008119 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008119 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008120 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000008120 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000008120 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000008120 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000008120 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000008120 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210341 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000210341 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000210341 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210341 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210341 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210341 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000210340 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000210340 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000210340 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210340 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210340 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210340 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000008128 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000008128 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000008128 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000008128 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000008128 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000008128 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000165406 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000165406 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000165406 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000165406 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000165406 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000165406 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000008129 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000008129 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000008129 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000008129 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000008129 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000008129 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000073383 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000073383 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%
C000073383 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000073383 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000073383 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000073383 [Member] | One Hundred Eighty One calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000116841 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116841 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000116841 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%
C000116841 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000116841 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000116841 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000116841 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116841 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116841 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116841 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000116841 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116842 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116842 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000116842 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%
C000116842 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000116842 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000116842 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000116842 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116842 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116842 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116842 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000116842 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116843 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116843 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000116843 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%
C000116843 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000116843 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000116843 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000116843 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116843 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116843 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116843 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000116843 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116844 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116844 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000116844 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.30%
C000116844 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000116844 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000116844 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000116844 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116844 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000116844 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116844 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000116844 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%

[1]	Amount rounds to less than 0.1%.
[2]	Amount rounds to less than 0.1%.
[3]	Amount rounds to less than 0.1%.
[4]	Amount rounds to less than 0.1%.